Supplementary information on capital management (Tables)	12 Months Ended
Dec. 31, 2019
Supplementary information on capital management
Schedule of equity and debt

Total equity, debt and total assets

in € THOUS

	2019	2018

Total equity including noncontrolling interests	13,227,237	12,901,958
Debt and lease liabilities	13,782,448	7,546,228
Total assets	32,934,735	26,242,268
Debt and lease liabilities in % of total assets	41.8%	28.8%
Total equity in % of total assets (equity ratio)	40.2%	49.2%

Schedule of Company's rating

Rating (1)

	Standard & Poor's	Moody's	Fitch

Corporate credit rating	BBB	Baa3	BBB-
Outlook	stable	stable	stable
(1)	A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.